Performance shares (Details)	12 Months Ended
Dec. 31, 2020 ₩ / shares
Expired performance shares
Performance shares [Line Items]
Type	Cash-settled share-based payment
Performance conditions	Relative stock price linked (20.0%), management index (80.0%)	[1]
Operating period	4 years from the commencement date of the year to which the grant date belongs (5 years in the case of deferred payment)
Estimated number of shares vested at December 31, 2020	468,013
Not Expired performance shares
Performance shares [Line Items]
Type	Cash-settled share-based payment
Performance conditions	Relative stock price linked (20.0%), management index (80.0%)	[1]
Operating period	4 years from the commencement date of the year to which the grant date belongs (5 years in the case of deferred payment)
Estimated number of shares vested at December 31, 2020	1,601,729

[1]	Starting with the shares provided from 2020, Shinhan Financial Group and Shinhan Bank will apply relative stock price linked (20.0%), management index (60.0%), and prudential index (20.0%).